Balanced Fund
Institutional, Y, Investor and Advisor Classes

Large Cap Value Fund
Institutional, Y, Investor, Advisor and Retirement Classes

Large Cap Growth Fund
Institutional and Y Classes

Mid-Cap Value Fund
Institutional, Y, Investor and Advisor Classes

Small Cap Value Fund
Institutional, Y, Investor, Advisor and Retirement Classes

International Equity Fund
Institutional, Y, Investor, Advisor and Retirement Classes

Emerging Markets Fund
Institutional, Y and Investor Classes

High Yield Bond Fund
Institutional, Y and Investor Classes

Retirement Income and Appreciation Fund
Y and Investor Classes

Intermediate Bond Fund
Institutional, Y and Investor Classes

Short-Term Bond Fund
Institutional, Y and Investor Classes

Treasury Inflation Protected Securities Fund
Institutional, Y and Investor Classes

Supplement Dated July 29, 2010
To the Prospectus dated March 1, 2010
as Amended May 4, 2010
Supplemented May 19, 2010

Balanced Fund and Large Cap Value Fund

Under “Portfolio Managers- Brandywine Global Investment Management, LLC” on page 4 and page 8 in the Prospectus, the following is added:

Patrick S. Kaser
Portfolio Manager                                                     Since 2010

Small Cap Value Fund- Management

Under “Sub-Advisors” section on page 20 of the Prospectus, the following is added in alphabetical order to the first paragraph:

➢	Dreman Value Management, LLC (Since 2010)
➢	Metropolitan West Capital Management, LLC (Since 2010)

The second paragraph is deleted.

Under “Portfolio Managers” section beginning on page 21 of the Prospectus, the following is added in alphabetical order:

Dreman Value Management, LLC

David N. Dreman
Chairman and Chief Investment Officer                     Since 2010

E. Clifton Hoover
Co-Chief Investment Officer                                       Since 2010

Mark Roach
Portfolio Manager                                                       Since 2010

Metropolitan West Capital Management, LLC

Samir Sikka
Lead Strategist                                                           Since 2010

Additional Information About the Funds – Additional Information the Multi-Manager Strategy Section

The section under “Small Cap Value Fund” on page 52 of the Prospectus is hereby replaced with the following:

The Fund’s assets are allocated among seven investment sub-advisors:

•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	Brandywine Global Investment Management, LLC
•	Dreman Value Management, LLC
•	Hotchkis and Wiley Capital Management, LLC
•	Metropolitan West Capital Management, LLC
•	Opus Capital Group, LLC
•	The Boston Company Asset Management, LLC

The Manager does not anticipate allocating any new assets to Barrow, Hanley, Mewhinney & Strauss, LLC or Hotchkis and Wiley Capital Management, LLC, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global Investment Management, LLC, Opus Capital Group, LLC, The Boston Company Asset Management, LLC, Dreman Value Management, LLC and Metropolitan West Capital Management, LLC as permitted by their respective capacity commitments to the Fund and other considerations by the Manager.

Fund Management – The Sub-Advisors Section

Under Brandywine Global Investment Management, LLC, Brandywine Global Portfolio Managers for the Balanced and Large Cap Value Funds, on page 62 of the Prospectus, the following is added:

Patrick S. Kaser, Portfolio Manager, is co-head of the Large Cap Value Equity team and serves as co-lead portfolio manager on the Classic Large Cap Value strategy and as a lead portfolio manager on the Fundamental Large Cap Value strategy.  Patrick is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations.  He joined the firm in 1998.  Before becoming a portfolio manager, Patrick worked for the firm as a senior marketing associate (1998-2000) and as an analyst on the Large Cap Value Equity team since 2000.  He was also with Dean Witter as an account executive (1996-1997).

The last two sentences in the first paragraph in the section under “Dreman Value Management, LLC (“Dreman”)” on page 63 of the Prospectus are hereby replaced with the following:

Dreman serves as a sub-advisor to the Small Cap Value Fund.

The second sentence of the second paragraph in the section under “Dreman Value Management, LLC (“Dreman”)” on page 63 of the Prospectus is hereby replaced with the following:

Mr. Roach manages Dreman’s portion of the Fund jointly with David N. Dreman, Dreman’s current chairman and Chief Investment Officer and E. Clifton Hoover, Jr.

The last three sentences in the first paragraph in the section under “Metropolitan West Capital Management, LLC (“MetWest Capital”)” on page 65 of the Prospectus are hereby replaced with the following:

MetWest Capital serves as a sub-advisor to the Large Cap Value Fund and the Small Cap Value Fund.

The first sentence of the third paragraph in the section under “Metropolitan West Capital Management, LLC (“MetWest Capital”)” on page 65 of the Prospectus is hereby replaced with the following:

Samir Sikka has primary responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund, supported by the rest of the investment team.

INTERMEDIATE BOND FUND- Y CLASS

Fees and Expenses of the Fund Section

The annual Fund Operating Expenses for the Y share class is hereby replaced with the following:

Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses1	0.50%
Acquired Fund Fees and Expense	0.01%

Total Annual Fund Operating Expenses2	0.71%

Expense Reimburse/(Recoupment)3	0.06%
Net Expenses	0.65%

1 The Fund’s Y Class expenses are based on estimated expenses expected to be incurred for the current fiscal year.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3 The Manager has contractually agreed to reimburse the Y Class of the Fund for Other Expenses through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 0.65%.  The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees.  In addition, the Manager may decide voluntarily to reduce additional fees or reimburse the Fund for other expenses.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Managers (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Y Class of the Fund to exceed 0.65%.

The sub-section titled “Example” for the Y share class is hereby replaced with the following:

Share Class	1 year	3 years	5 years	10 years
Y	$66	$221	$389	$877

SHORT-TERM BOND FUND- Y CLASS

Fees and Expenses of the Fund Section

The annual Fund Operating Expenses for the Y share class is hereby replaced with the following:

Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses1	0.53%
Acquired Fund Fees and Expense	0.00%

Total Annual Fund Operating Expenses2	0.73%

Expense Reimburse/(Recoupment)3	0.08%
Net Expenses	0.65%

1 The Fund’s Y Class expenses are based on estimated expenses expected to be incurred for the current fiscal year.

2  The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3 The Manager has contractually agreed to reimburse the Y Class of the Fund for Other Expenses through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 0.65%.  The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees.  In addition, the Manager may decide voluntarily to reduce additional fees or reimburse the Fund for other expenses.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Managers (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Y Class of the Fund to exceed 0.65%.

The sub-section titled “Example” for the Y share class is hereby replaced with the following:

Share Class	1 year	3 years	5 years	10 years
Y	$66	$225	$398	$899

Additional Information – Portfolio Holdings

The second sentence under “Portfolio Holdings” on page 76 of the Prospectus is hereby replaced with the following:

The holdings information is generally posted to the website approximately twenty days after the end of the month and remains available for six months thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE